Share-based payment arrangements - WARs (Details) - WARs - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Aggregate fair value of outstanding WARs	$ 15	$ 29
Summary of the activity related to share-based compensation arrangements.
Granted (in number of WARs)	0	0	0
End of period (in number of shares)	8,000,000
Share-based liabilities paid upon exercise of WARs		$ 25